Average Annual Total Returns			12 Months Ended	13 Months Ended	36 Months Ended	41 Months Ended	57 Months Ended	60 Months Ended	66 Months Ended	69 Months Ended	74 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
WCM Focused International Growth Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.38%					7.91%				8.41%
WCM Focused International Growth Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.56%					4.37%				10.40%
WCM Focused International Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.90%					4.63%				10.68%
WCM Focused International Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.38%					3.58%				9.94%
WCM Focused International Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.53%					3.54%				8.78%
WCM Focused Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%					4.20%				8.42%
WCM Focused Emerging Markets Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			31.13%					0.34%				8.79%
WCM Focused Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			31.46%					0.60%				8.97%
WCM Focused Emerging Markets Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		31.46%					0.30%				8.73%
WCM Focused Emerging Markets Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.62%					0.39%				7.32%
WCM International Small Cap Growth Fund | MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			29.26%					6.91%				8.13%
WCM International Small Cap Growth Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.38%					7.91%				8.41%
WCM International Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.14%					0.33%				11.40%
WCM International Small Cap Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.86%					(0.32%)				10.79%
WCM International Small Cap Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.85%					0.19%				9.36%
WCM Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%					3.18%			8.93%
Performance Inception Date		Oct. 30, 2019
WCM Small Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%					13.15%			15.14%
Performance Inception Date		Oct. 30, 2019
WCM Small Cap Growth Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.82%					0.82%			6.92%
Performance Inception Date		Oct. 30, 2019
WCM Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.03%					1.07%			7.18%
Performance Inception Date		Oct. 30, 2019
WCM Small Cap Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.78%					0.50%			6.61%
Performance Inception Date		Oct. 30, 2019
WCM Small Cap Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		4.93%					0.71%			5.55%
Performance Inception Date		Oct. 30, 2019
WCM China Quality Growth Fund | MSCI China All Shares Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.94%					(2.45%)		4.77%
Performance Inception Date		Mar. 31, 2020
WCM China Quality Growth Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.96%					(6.18%)		3.11%
Performance Inception Date		Mar. 31, 2020
WCM China Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			21.19%					(5.94%)		3.37%
Performance Inception Date		Mar. 31, 2020
WCM China Quality Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		18.38%					(7.09%)		2.10%
Performance Inception Date		Mar. 31, 2020
WCM China Quality Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		12.94%					(4.64%)		2.31%
Performance Inception Date		Mar. 31, 2020
WCM Focused International Equity Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.38%					7.91%	11.54%
Performance Inception Date		Jun. 29, 2020
WCM Focused International Equity Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			40.74%					10.00%	14.64%
Performance Inception Date		Jun. 29, 2020
WCM Focused International Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			41.03%					10.28%	14.92%
Performance Inception Date		Jun. 29, 2020
WCM Focused International Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]		39.99%					9.95%	14.62%
Performance Inception Date		Jun. 29, 2020
WCM Focused International Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]		24.55%					8.07%	12.02%
Performance Inception Date		Jun. 29, 2020
WCM Focused International Opportunities Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.38%				7.49%
Performance Inception Date		Mar. 30, 2021
WCM Focused International Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			31.45%				5.92%
Performance Inception Date		Mar. 30, 2021
WCM Focused International Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			31.70%				6.19%
Performance Inception Date		Mar. 30, 2021
WCM Focused International Opportunities Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		31.60%				6.03%
Performance Inception Date		Mar. 30, 2021
WCM Focused International Opportunities Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		18.89%				4.80%
Performance Inception Date		Mar. 30, 2021
WCM Mid Cap Quality Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.05%			9.91%
Performance Inception Date		Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%			17.41%
Performance Inception Date		Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			(7.47%)			5.60%
Performance Inception Date		Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			(7.23%)			5.87%
Performance Inception Date		Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]		(8.02%)			4.98%
Performance Inception Date		Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]		(3.72%)			4.51%
Performance Inception Date		Jul. 28, 2022
WCM Mid Cap Quality Value Fund | Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[9]		(7.14%)	6.15%
Performance Inception Date		Nov. 29, 2024
WCM Focused Emerging Markets ex China Fund | MSCI Emerging Markets ex China Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.61%		18.60%
Performance Inception Date		Dec. 29, 2022
WCM Focused Emerging Markets ex China Fund | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			39.15%		26.76%
Performance Inception Date		Dec. 29, 2022
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			39.49%		27.07%
Performance Inception Date		Dec. 29, 2022
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		36.96%		25.84%
Performance Inception Date		Dec. 29, 2022
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]		24.63%		21.35%
Performance Inception Date		Dec. 29, 2022

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	Class Y shares commenced operations on November 29, 2024. The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in Institutional Class shares and Class Y shares expenses. Institutional Class shares impose higher expenses than Class Y shares.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.